Significant Accounting Policies - Summary of Advertising Business Exceeding (Detail) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Concentration risk, percentage	87.30%	68.30%
Customer B [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Concentration risk, percentage	0.00%	21.50%